RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

At December 31, 2012 and 2011, the balances of current receivables from related parties were $10 and $57, and balances of current payable to related parties were $3,761 and $1,158, respectively.

At December 31, 2012 and 2011 the balances of noncurrent receivables from related parties were as follows:

	At December 31,
	2012	2011
OTS S.A. (1)	3,852	2,195
Puertos del Sur S.A. (2)	-	4,283
Total	$3,852	$6,478

(1)	Corresponds to temporary working capital advances. The advances have no maturity date and do no accrue interest.
(2)	Since the date of our acquisition of control of Puertos de Sur S.A., our consolidated financial statements included the balances of this company.

Voyage expenses paid to related parties

For the three years ended December 31, 2012, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2012	2011	2010

Commercial commissions (1)	$1,064	$1,147	$1,101
Agency fees (2)	1,689	3,475	441
Total	$2,753	$4,622	$1,542

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.

Operations in OTS S.A.'s terminal

UABL Paraguay, our subsidiary in the River Business, operates the terminal that pertains to OTS S.A., a 50% owned company.

For the three years in the period ended December 31, 2012, UABL Paraguay S.A. paid to OTS S.A. $495, $1,057 and $991, respectively, for this operation.

Ultrapetrol bridge loan facility

As provided in the investment agreement entered into with Sparrow described in note 1 the Company has a $40,000 secured credit facility that matures one year after the drawdown date. Advances under the facility are available for general corporate purposes. Interest on advances is charged at a rate per annum of 9.00%. The credit facility contains various restrictive covenants including restriction to pay dividends, as well as other customary covenants, representations and warranties, funding conditions and events of default, including a cross-default clause. As of December 31, 2012 no drawdown under the credit facility was made.